Concentration of major customers and suppliers (Details)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Total sales | Customer concentration risk | Major customer one
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	64.00%	63.00%	64.00%
Total sales | Customer concentration risk | Major customer two
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	14.00%
Accounts receivable | Customer concentration risk | Major Customers
Major Customers And Suppliers [Line Items]
Concentration risk, percentage		94.00%
Accounts receivable | Customer concentration risk | Major customer one
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	75.00%
Accounts receivable | Customer concentration risk | Major customer two
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	18.00%
Advances to suppliers | Supplier concentration risk | Major supplier one
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	32.00%	45.00%
Advances to suppliers | Supplier concentration risk | Major supplier two
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	28.00%	44.00%
Advances to suppliers | Supplier concentration risk | Major supplier three
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	24.00%
Advances to suppliers | Supplier concentration risk | Major supplier four
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	16.00%
Total purchases | Supplier concentration risk | Major supplier one
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	37.00%	39.00%	40.00%
Total purchases | Supplier concentration risk | Major supplier two
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	20.00%	41.00%	50.00%
Total purchases | Supplier concentration risk | Major supplier three
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	18.00%
Total purchases | Supplier concentration risk | Major supplier four
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	16.00%